OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
13.	OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026. Refer to Note 2 (o) for details regarding the 2019 adoption   of IFRS 16.

Right-of-use asset

A summary of the changes in the right-of-use asset for the year ended March 31, 2022 and  2021 is as follows:

2022
($)
Balance at March 31, 2021	–
Addition	100,877
Amortization	(18,493)
Total	82,384

Lease liability

On May 1, 2021, the Company entered into lease agreement which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the year ended March 31, 2022 and 2021 are as follows:

2022
Lease Liability	($)
Balance at March 31, 2021	–
Addition	100,877
Lease payment - base rent portion	(21,288)
Lease Liability - accretion expense	10,438
Balance at March 31, 2022	90,027
Current Portion	17,125
Long-term Portion	72,903

The following is a schedule of the Company’s future lease payments (base rent portion) under lease obligations:

2022
Future lease payments (base rent portion only)	($)
Fiscal 2023 (April 1, 2022 to March 31, 2023)	26,746
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2026)	2,347
Total undiscounted lease payments	113,479
Less: imputed interest	(23,452)
Lease liability as at March 31, 2022	90,027